Per Share Amounts	12 Months Ended
Mar. 31, 2015
Per Share Amounts

25. Per share amounts:

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2013
Basic net income attributable to Toyota Motor Corporation per common share	962,163	3,166,909	303.82
Effect of dilutive securities
Assumed exercise of dilutive stock options	(32)	246

Diluted net income attributable to Toyota Motor Corporation per common share	962,131	3,167,155	303.78

For the year ended March 31, 2014
Basic net income attributable to Toyota Motor Corporation per common share	1,823,119	3,168,989	575.30
Effect of dilutive securities
Assumed exercise of dilutive stock options	(85)	1,922

Diluted net income attributable to Toyota Motor Corporation per common share	1,823,034	3,170,911	574.92

For the year ended March 31, 2015
Basic net income attributable to Toyota Motor Corporation per common share	2,173,338	3,158,851	688.02
Effect of dilutive securities
Assumed exercise of dilutive stock options	(42)	1,578

Diluted net income attributable to Toyota Motor Corporation per common share	2,173,296	3,160,429	687.66

Stock options that were not included in the computation of diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2013, 2014 and 2015 were 8,682 thousand shares, 2,415 thousand shares and 733 thousand shares, respectively, because the options’ exercise prices were greater than the average market price per common share during the period.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statements users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2014 and 2015. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2014	14,469,148	3,169,766	4,564.74
As of March 31, 2015	16,788,131	3,146,814	5,334.96